Liquidity - Reconciliation of Liabilities Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	€ 6,311	€ 7,878
Cash Flows	4,961	(1,364)
Business Combinations	7	(1)
Foreign Currency	48	(194)
Fair Value Changes	(1)	(7)
Other	18	(2)
Liabilities from financing activities at end of year	11,343	6,311
Current financial debt
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	1,299	1,435
Cash Flows	(1,300)	(1,372)
Business Combinations	7	(1)
Foreign Currency	3	(54)
Fair Value Changes	0	0
Other	750	1,290
Liabilities from financing activities at end of year	759	1,299
Non-current financial debt
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	4,965	6,390
Cash Flows	6,308	8
Business Combinations	0	0
Foreign Currency	49	(144)
Fair Value Changes	0	0
Other	(750)	(1,289)
Liabilities from financing activities at end of year	10,572	4,965
Financial debt (nominal volume)
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	6,264	7,826
Cash Flows	5,008	(1,364)
Business Combinations	7	(1)
Foreign Currency	51	(197)
Fair Value Changes	0	0
Other	0	1
Liabilities from financing activities at end of year	11,331	6,264
Basis adjustment
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	62	86
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	(1)	7
Fair Value Changes	(19)	(31)
Other	0	0
Liabilities from financing activities at end of year	42	62
Transaction cost
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	(26)	(32)
Cash Flows	(48)	0
Business Combinations	0	0
Foreign Currency	0	0
Fair Value Changes	0	0
Other	3	7
Liabilities from financing activities at end of year	(70)	(26)
Financial debt (carrying amount)
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	6,301	7,880
Cash Flows	4,961	(1,364)
Business Combinations	7	(1)
Foreign Currency	50	(191)
Fair Value Changes	(19)	(31)
Other	3	7
Liabilities from financing activities at end of year	11,303	6,301
Accrued interest
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	34	45
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	(1)	(2)
Fair Value Changes	0	0
Other	14	(9)
Liabilities from financing activities at end of year	47	34
Interest rate swaps
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	(24)	(47)
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	(1)	(1)
Fair Value Changes	17	24
Other	0	0
Liabilities from financing activities at end of year	€ (7)	€ (24)